CHINESE MAINLAND CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
CHINESE MAINLAN CONTRIBUTION PLAN
Contribution plan	$ 167,454	$ 141,163	$ 108,756